First Quarter Report
April 30, 2023 (Unaudited)
Columbia Capital Allocation Portfolios
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 19.6%
	Shares	Value ($)
International 4.5%
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	859,020	8,487,124
U.S. Large Cap 13.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	304,898	8,540,188
Columbia Disciplined Core Fund, Institutional 3 Class(a)	724,061	8,717,692
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	512,222	8,461,911
Total		25,719,791
U.S. Small Cap 1.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	50,272	1,135,139
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	59,272	1,232,853
Total		2,367,992
Total Equity Funds (Cost $38,782,620)		36,574,907

Fixed Income Funds 72.4%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	302,222	2,713,958
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 5.8%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,023,488	10,715,916
Investment Grade 65.1%
Columbia Bond Fund, Institutional 3 Class(a)	1,243,578	37,108,368
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,865,227	34,941,648
Columbia Quality Income Fund, Institutional 3 Class(a)	1,282,707	23,217,005
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,539,292	26,078,528
Total		121,345,549
Total Fixed Income Funds (Cost $156,990,850)		134,775,423

Money Market Funds 7.7%

Columbia Short-Term Cash Fund, 5.046%(a),(c)	14,411,689	14,405,924
Total Money Market Funds (Cost $14,407,685)		14,405,924
Total Investments in Securities (Cost: $210,181,155)		185,756,254
Other Assets & Liabilities, Net		547,515
Net Assets		186,303,769
At April 30, 2023, securities and/or cash totaling $615,313 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	5	06/2023	USD	537,400	9,922	—
MSCI Emerging Markets Index	19	06/2023	USD	934,990	16,894	—
U.S. Treasury Ultra Bond	13	06/2023	USD	1,838,281	92,443	—
Total					119,259	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(5)	06/2023	GBP	(393,125)	—	(9,097)
S&P 500 Index E-mini	(2)	06/2023	USD	(418,850)	—	(23,278)
Total					—	(32,375)

2	Columbia Capital Allocation Conservative Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2023 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 39	Morgan Stanley	06/20/2028	1.000	Quarterly	USD	3,832,000	(51,813)	—	—	—	(51,813)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	USD	4,281,000	(84,839)	—	—	—	(84,839)
Total							(136,652)	—	—	—	(136,652)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	37,737,062	594,632	(1,178,611)	(44,715)	37,108,368	—	(203,945)	342,449	1,243,578
Columbia Contrarian Core Fund, Institutional 3 Class
	8,842,910	119,848	(834,278)	411,708	8,540,188	—	(70,494)	—	304,898
Columbia Corporate Income Fund, Institutional 3 Class
	35,406,607	465,739	(811,961)	(118,737)	34,941,648	—	(76,359)	345,514	3,865,227
Columbia Disciplined Core Fund, Institutional 3 Class
	8,893,027	131,833	(462,046)	154,878	8,717,692	—	182	—	724,061
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,615,925	188,936	(9,586)	(81,317)	2,713,958	—	(1,130)	33,786	302,222
Columbia High Yield Bond Fund, Institutional 3 Class
	10,638,764	279,709	(176,544)	(26,013)	10,715,916	—	(24,013)	145,090	1,023,488
Columbia Overseas Core Fund, Institutional 3 Class
	8,623,769	152,470	(408,941)	119,826	8,487,124	—	6,359	—	859,020
Columbia Quality Income Fund, Institutional 3 Class
	23,402,078	473,419	(445,647)	(212,845)	23,217,005	—	(86,794)	205,315	1,282,707
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	8,864,346	93,326	(606,482)	110,721	8,461,911	—	216,977	—	512,222
Columbia Select Small Cap Value Fund, Institutional 3 Class
	1,240,136	56,549	(68,148)	(93,398)	1,135,139	—	10,188	—	50,272
Columbia Short-Term Cash Fund, 5.046%
	14,430,603	1,222,342	(1,247,326)	305	14,405,924	—	(322)	163,693	14,411,689
Columbia Small Cap Growth Fund, Institutional 3 Class
	1,238,187	—	—	(5,334)	1,232,853	—	—	—	59,272
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	26,271,294	305,568	(678,727)	180,393	26,078,528	—	(82,511)	153,770	2,539,292
Total	188,204,708			395,472	185,756,254	—	(311,862)	1,389,617

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2023.
Columbia Capital Allocation Conservative Portfolio | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2023 (Unaudited)
Currency Legend
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Capital Allocation Conservative Portfolio | First Quarter Report 2023

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 35.0%
	Shares	Value ($)
International 8.5%
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	3,233,485	31,946,834
U.S. Large Cap 24.5%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,099,914	30,808,593
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,559,771	30,819,642
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,864,766	30,805,933
Total		92,434,168
U.S. Small Cap 2.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	164,561	3,715,776
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	188,231	3,915,209
Total		7,630,985
Total Equity Funds (Cost $138,589,513)		132,011,987

Fixed Income Funds 62.8%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	628,042	5,639,821
High Yield 6.7%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,417,001	25,306,000
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 54.6%
Columbia Bond Fund, Institutional 3 Class(a)	1,706,544	50,923,267
Columbia Corporate Income Fund, Institutional 3 Class(a)	7,094,933	64,138,197
Columbia Quality Income Fund, Institutional 3 Class(a)	2,604,508	47,141,588
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,219,074	43,329,895
Total		205,532,947
Total Fixed Income Funds (Cost $276,636,711)		236,478,768

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 5.046%(a),(c)	6,826,166	6,823,435
Total Money Market Funds (Cost $6,823,604)		6,823,435
Total Investments in Securities (Cost: $422,049,828)		375,314,190
Other Assets & Liabilities, Net		1,451,642
Net Assets		376,765,832
At April 30, 2023, securities and/or cash totaling $1,545,138 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	2	06/2023	USD	214,960	2,162	—
MSCI Emerging Markets Index	77	06/2023	USD	3,789,170	68,464	—
Russell 2000 Index E-mini	4	06/2023	USD	354,960	—	(9,320)
U.S. Treasury Ultra Bond	27	06/2023	USD	3,817,969	191,998	—
Total					262,624	(9,320)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(11)	06/2023	GBP	(864,875)	—	(20,013)
S&P 500 Index E-mini	(17)	06/2023	USD	(3,560,225)	—	(197,865)
Total					—	(217,878)

Columbia Capital Allocation Moderate Conservative Portfolio | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2023 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 39	Morgan Stanley	06/20/2028	1.000	Quarterly	USD	8,460,000	(114,388)	—	—	—	(114,388)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	USD	10,031,000	(198,791)	—	—	—	(198,791)
Total							(313,179)	—	—	—	(313,179)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	52,222,894	558,380	(1,824,874)	(33,133)	50,923,267	—	(312,275)	473,795	1,706,544
Columbia Contrarian Core Fund, Institutional 3 Class
	32,111,602	1,261	(2,754,255)	1,449,985	30,808,593	—	(247,400)	—	1,099,914
Columbia Corporate Income Fund, Institutional 3 Class
	66,641,387	686,341	(3,169,193)	(20,338)	64,138,197	—	(366,979)	643,134	7,094,933
Columbia Disciplined Core Fund, Institutional 3 Class
	32,177,099	1,272	(1,822,814)	464,085	30,819,642	—	65,872	—	2,559,771
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	5,821,593	81,635	(101,974)	(161,433)	5,639,821	—	(20,211)	72,134	628,042
Columbia High Yield Bond Fund, Institutional 3 Class
	26,020,091	357,216	(1,086,064)	14,757	25,306,000	—	(143,897)	349,968	2,417,001
Columbia Overseas Core Fund, Institutional 3 Class
	33,048,588	2,022	(1,407,639)	303,863	31,946,834	—	154,158	—	3,233,485
Columbia Quality Income Fund, Institutional 3 Class
	48,373,616	525,874	(1,432,410)	(325,492)	47,141,588	—	(298,738)	420,858	2,604,508
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	31,893,372	1,063	(1,891,589)	803,087	30,805,933	—	356,303	—	1,864,766
Columbia Select Small Cap Value Fund, Institutional 3 Class
	4,158,838	47,715	(186,065)	(304,712)	3,715,776	—	20,790	—	164,561
Columbia Short-Term Cash Fund, 5.046%
	7,479,266	2,371,419	(3,026,727)	(523)	6,823,435	—	526	81,322	6,826,166
Columbia Small Cap Growth Fund, Institutional 3 Class
	3,932,149	—	—	(16,940)	3,915,209	—	—	—	188,231
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	44,376,181	333,189	(1,691,200)	311,725	43,329,895	—	(141,873)	258,712	4,219,074
Total	388,256,676			2,484,931	375,314,190	—	(933,724)	2,299,923

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2023.
6	Columbia Capital Allocation Moderate Conservative Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2023 (Unaudited)
Currency Legend
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Conservative Portfolio | First Quarter Report 2023	7

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 49.9%
	Shares	Value ($)
International 12.2%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	1,619,426	19,157,804
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	12,059,042	119,143,338
Total		138,301,142
U.S. Large Cap 35.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	3,666,727	102,705,029
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,945,945	99,963,199
Columbia Large Cap Value Fund, Institutional 3 Class(a)	6,074,964	91,853,453
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	6,220,704	102,766,022
Total		397,287,703
U.S. Small Cap 2.7%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	698,413	15,770,178
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	726,224	15,105,459
Total		30,875,637
Total Equity Funds (Cost $589,443,300)		566,464,482

Fixed Income Funds 47.3%

Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,200,794	19,763,135
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 10.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	11,141,699	116,653,591
Investment Grade 35.2%
Columbia Bond Fund, Institutional 3 Class(a)	4,081,279	121,785,382
Columbia Corporate Income Fund, Institutional 3 Class(a)	13,510,085	122,131,166
Columbia Quality Income Fund, Institutional 3 Class(a)	5,780,175	104,621,164
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,965,167	50,992,262
Total		399,529,974
Total Fixed Income Funds (Cost $636,930,791)		535,946,700

Money Market Funds 2.3%

Columbia Short-Term Cash Fund, 5.046%(a),(c)	25,711,990	25,701,705
Total Money Market Funds (Cost $25,701,129)		25,701,705
Total Investments in Securities (Cost: $1,252,075,220)		1,128,112,887
Other Assets & Liabilities, Net		5,773,674
Net Assets		1,133,886,561
At April 30, 2023, securities and/or cash totaling $5,779,967 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	293	06/2023	USD	14,418,530	260,521	—
Russell 2000 Index E-mini	39	06/2023	USD	3,460,860	—	(81,081)
U.S. Treasury Ultra Bond	230	06/2023	USD	32,523,438	1,635,537	—
Total					1,896,058	(81,081)

8	Columbia Capital Allocation Moderate Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(32)	06/2023	GBP	(2,516,000)	—	(58,220)
MSCI EAFE Index	(10)	06/2023	USD	(1,074,800)	—	(55,920)
S&P 500 Index E-mini	(37)	06/2023	USD	(7,748,725)	—	(351,210)
Total					—	(465,350)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 39	Morgan Stanley	06/20/2028	1.000	Quarterly	USD	27,894,000	(377,157)	—	—	—	(377,157)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	USD	36,967,000	(732,601)	—	—	—	(732,601)
Total							(1,109,758)	—	—	—	(1,109,758)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 40	Morgan Stanley	06/20/2028	1.000	Quarterly	0.755	USD	34,388,000	247,095	—	—	247,095	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	125,301,271	1,130,518	(4,604,367)	(42,040)	121,785,382	—	(820,099)	1,130,518	4,081,279
Columbia Contrarian Core Fund, Institutional 3 Class
	105,470,086	—	(5,190,498)	2,425,441	102,705,029	—	1,551,308	—	3,666,727
Columbia Corporate Income Fund, Institutional 3 Class
	125,490,869	1,214,826	(4,305,965)	(268,564)	122,131,166	—	(464,176)	1,214,826	13,510,085
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	20,763,541	253,842	(817,831)	(436,417)	19,763,135	—	(202,073)	251,756	2,200,794
Columbia Emerging Markets Fund, Institutional 3 Class
	20,380,808	100,822	(1,808)	(1,322,018)	19,157,804	—	746	—	1,619,426
Columbia High Yield Bond Fund, Institutional 3 Class
	119,659,048	1,601,044	(4,628,121)	21,620	116,653,591	—	(622,100)	1,601,044	11,141,699
Columbia Capital Allocation Moderate Portfolio | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Large Cap Growth Fund, Institutional 3 Class
	102,285,878	18,577	(9,677,231)	7,335,975	99,963,199	—	(706,153)	—	1,945,945
Columbia Large Cap Value Fund, Institutional 3 Class
	94,926,217	816,744	—	(3,889,508)	91,853,453	—	—	409,501	6,074,964
Columbia Overseas Core Fund, Institutional 3 Class
	124,949,425	—	(7,794,434)	1,988,347	119,143,338	—	(320,905)	—	12,059,042
Columbia Quality Income Fund, Institutional 3 Class
	107,832,359	934,930	(3,297,622)	(848,503)	104,621,164	—	(564,853)	934,930	5,780,175
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	102,282,274	—	(2,809,891)	3,293,639	102,766,022	—	512,195	—	6,220,704
Columbia Select Small Cap Value Fund, Institutional 3 Class
	16,891,197	191,723	(75,771)	(1,236,971)	15,770,178	—	23,164	—	698,413
Columbia Short-Term Cash Fund, 5.046%
	27,926,339	12,266,428	(14,490,665)	(397)	25,701,705	—	215	301,187	25,711,990
Columbia Small Cap Growth Fund, Institutional 3 Class
	15,170,819	—	—	(65,360)	15,105,459	—	—	—	726,224
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	53,725,327	304,430	(3,755,202)	717,707	50,992,262	—	(551,084)	304,430	4,965,167
Total	1,163,055,458			7,672,951	1,128,112,887	—	(2,163,815)	6,148,192

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2023.
Currency Legend
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Capital Allocation Moderate Portfolio | First Quarter Report 2023

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 65.2%
	Shares	Value ($)
International 14.9%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	4,641,446	54,908,302
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	20,032,728	197,923,357
Total		252,831,659
U.S. Large Cap 46.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	7,356,691	206,060,902
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,977,296	204,313,671
Columbia Large Cap Value Fund, Institutional 3 Class(a)	11,738,468	177,485,634
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	12,423,467	205,235,681
Total		793,095,888
U.S. Small Cap 3.4%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,409,543	31,827,482
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,253,961	26,082,391
Total		57,909,873
Total Equity Funds (Cost $1,144,997,597)		1,103,837,420

Fixed Income Funds 32.3%
	Shares	Value ($)
High Yield 8.8%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	14,273,558	149,444,158
Investment Grade 23.5%
Columbia Bond Fund, Institutional 3 Class(a)	2,849,479	85,028,446
Columbia Corporate Income Fund, Institutional 3 Class(a)	15,554,097	140,609,034
Columbia Quality Income Fund, Institutional 3 Class(a)	6,518,705	117,988,562
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,266,690	54,088,908
Total		397,714,950
Total Fixed Income Funds (Cost $639,958,289)		547,159,108

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 5.046%(a),(c)	34,023,950	34,010,341
Total Money Market Funds (Cost $34,012,539)		34,010,341
Total Investments in Securities (Cost: $1,818,968,425)		1,685,006,869
Other Assets & Liabilities, Net		7,820,772
Net Assets		1,692,827,641
At April 30, 2023, securities and/or cash totaling $7,624,747 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	724	06/2023	USD	35,628,040	643,744	—
Russell 2000 Index E-mini	148	06/2023	USD	13,133,520	—	(299,886)
U.S. Treasury Ultra Bond	338	06/2023	USD	47,795,313	2,403,528	—
Total					3,047,272	(299,886)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(86)	06/2023	GBP	(6,761,750)	—	(156,468)
MSCI EAFE Index	(116)	06/2023	USD	(12,467,680)	—	(648,671)
S&P 500 Index E-mini	(131)	06/2023	USD	(27,434,675)	—	(1,524,727)
Total					—	(2,329,866)

Columbia Capital Allocation Moderate Aggressive Portfolio | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2023 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	USD	44,497,000	(881,828)	—	—	—	(881,828)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	88,797,490	793,068	(4,792,180)	230,068	85,028,446	—	(845,130)	793,068	2,849,479
Columbia Contrarian Core Fund, Institutional 3 Class
	207,126,463	—	(6,857,416)	5,791,855	206,060,902	—	2,012,344	—	7,356,691
Columbia Corporate Income Fund, Institutional 3 Class
	144,903,760	1,398,580	(5,598,482)	(94,824)	140,609,034	—	(751,845)	1,398,580	15,554,097
Columbia Emerging Markets Fund, Institutional 3 Class
	58,586,889	118,014	—	(3,796,601)	54,908,302	—	—	—	4,641,446
Columbia High Yield Bond Fund, Institutional 3 Class
	153,559,664	2,055,337	(5,981,083)	(189,760)	149,444,158	—	(588,307)	2,055,337	14,273,558
Columbia Large Cap Growth Fund, Institutional 3 Class
	203,474,470	—	(13,513,133)	14,352,334	204,313,671	—	(1,053,471)	—	3,977,296
Columbia Large Cap Value Fund, Institutional 3 Class
	184,163,153	875,075	—	(7,552,594)	177,485,634	—	—	794,821	11,738,468
Columbia Overseas Core Fund, Institutional 3 Class
	206,014,389	—	(11,331,885)	3,240,853	197,923,357	—	(524,550)	—	20,032,728
Columbia Quality Income Fund, Institutional 3 Class
	119,859,422	1,077,716	(1,695,298)	(1,253,278)	117,988,562	—	(306,745)	1,045,034	6,518,705
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	200,676,584	58,393	(2,615,945)	7,116,649	205,235,681	—	403,728	—	12,423,467
Columbia Select Small Cap Value Fund, Institutional 3 Class
	35,585,435	17	(985,430)	(2,772,540)	31,827,482	—	302,674	—	1,409,543
Columbia Short-Term Cash Fund, 5.046%
	39,882,906	18,622,925	(24,493,398)	(2,092)	34,010,341	—	1,915	416,872	34,023,950
Columbia Small Cap Growth Fund, Institutional 3 Class
	26,195,247	—	—	(112,856)	26,082,391	—	—	—	1,253,961
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	53,559,404	373,751	(68,995)	224,748	54,088,908	—	(10,340)	316,027	5,266,690
Total	1,722,385,276			15,181,962	1,685,006,869	—	(1,359,727)	6,819,739

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2023.
12	Columbia Capital Allocation Moderate Aggressive Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2023 (Unaudited)
Currency Legend
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Aggressive Portfolio | First Quarter Report 2023	13

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 76.4%
	Shares	Value ($)
International 18.6%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	4,859,883	57,492,417
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	17,022,535	168,182,638
Total		225,675,055
U.S. Large Cap 53.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,955,085	166,801,938
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,321,452	170,622,997
Columbia Large Cap Value Fund, Institutional 3 Class(a)	9,657,347	146,019,078
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	10,069,629	166,350,274
Total		649,794,287
U.S. Small Cap 4.1%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,248,819	28,198,335
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,022,770	21,273,617
Total		49,471,952
Total Equity Funds (Cost $925,971,292)		924,941,294

Fixed Income Funds 20.2%
	Shares	Value ($)
High Yield 7.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,419,199	88,149,011
Investment Grade 12.9%
Columbia Bond Fund, Institutional 3 Class(a)	4,950,242	147,715,234
Columbia Quality Income Fund, Institutional 3 Class(a)	488,383	8,839,731
Total		156,554,965
Total Fixed Income Funds (Cost $283,010,086)		244,703,976

Money Market Funds 2.8%

Columbia Short-Term Cash Fund, 5.046%(a),(c)	34,325,661	34,311,931
Total Money Market Funds (Cost $34,314,440)		34,311,931
Total Investments in Securities (Cost: $1,243,295,818)		1,203,957,201
Other Assets & Liabilities, Net		6,672,427
Net Assets		1,210,629,628
At April 30, 2023, securities and/or cash totaling $6,109,709 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	673	06/2023	USD	33,118,330	598,398	—
Russell 2000 Index E-mini	160	06/2023	USD	14,198,400	—	(323,496)
S&P 500 Index E-mini	86	06/2023	USD	18,010,550	905,321	—
U.S. Treasury Ultra Bond	171	06/2023	USD	24,180,469	1,215,986	—
Total					2,719,705	(323,496)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(52)	06/2023	GBP	(4,088,500)	—	(94,609)
MSCI EAFE Index	(123)	06/2023	USD	(13,220,040)	—	(687,815)
Total					—	(782,424)

14	Columbia Capital Allocation Aggressive Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2023 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	USD	29,741,000	(589,398)	—	—	—	(589,398)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	151,280,402	1,379,701	(4,775,563)	(169,306)	147,715,234	—	(856,003)	1,367,371	4,950,242
Columbia Contrarian Core Fund, Institutional 3 Class
	169,876,891	—	(8,654,067)	5,579,114	166,801,938	—	727,263	—	5,955,085
Columbia Emerging Markets Fund, Institutional 3 Class
	61,017,244	432,302	—	(3,957,129)	57,492,417	—	—	—	4,859,883
Columbia High Yield Bond Fund, Institutional 3 Class
	89,805,542	1,205,862	(2,677,578)	(184,815)	88,149,011	—	(270,501)	1,205,862	8,419,199
Columbia Large Cap Growth Fund, Institutional 3 Class
	170,680,169	—	(11,156,611)	11,099,439	170,622,997	—	(32,668)	—	3,321,452
Columbia Large Cap Value Fund, Institutional 3 Class
	151,188,695	1,066,388	(37,468)	(6,198,537)	146,019,078	—	1,709	652,059	9,657,347
Columbia Overseas Core Fund, Institutional 3 Class
	169,009,313	—	(2,938,731)	2,112,056	168,182,638	—	262,877	—	17,022,535
Columbia Quality Income Fund, Institutional 3 Class
	8,877,423	77,761	—	(115,453)	8,839,731	—	—	77,761	488,383
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	163,094,521	3,337	(2,036,076)	5,288,492	166,350,274	—	790,094	—	10,069,629
Columbia Select Small Cap Value Fund, Institutional 3 Class
	30,642,339	298,742	(380,399)	(2,362,347)	28,198,335	—	192,219	—	1,248,819
Columbia Short-Term Cash Fund, 5.046%
	37,245,247	20,614,386	(23,546,115)	(1,587)	34,311,931	—	1,283	404,121	34,325,661
Columbia Small Cap Growth Fund, Institutional 3 Class
	21,365,666	—	—	(92,049)	21,273,617	—	—	—	1,022,770
Total	1,224,083,452			10,997,878	1,203,957,201	—	816,273	3,707,174

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2023.
Currency Legend
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Aggressive Portfolio | First Quarter Report 2023	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT124_01_N01_(06/23)